BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' equity (Note 4)
Common stock par value	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000
Common stock issued shares	34,548,368	34,548,368
Common stock outstanding shares	34,548,368	34,548,368